Average Annual Total Returns - Class Y Shares - Alger Mid Cap Focus Fund - I	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 14, 2019	84.85%	52.10%	83.97%	51.63%	50.38%	40.53%	35.59%	29.17%